Document and Entity Information	Dec. 31, 2020
Risk/Return:
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Registrant CIK	0000031266
SEC Form	497
Period end date	Dec. 31, 2020
Investment Company Type	N-1A
Amendment Flag	false